Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK BALANCED CAPITAL FUND, INC.	Jan. 28, 2021
RussellOneThousandIndex [Member]
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
60% Russell 1000® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.29%
5 Years	11.35%
10 Years	10.11%
Investor A Shares
Average Annual Return:
1 Year	9.07%
5 Years	9.62%
10 Years	9.27%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	7.72%
5 Years	7.31%
10 Years	7.07%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.79%
5 Years	6.90%
10 Years	6.76%
Investor C Shares
Average Annual Return:
1 Year	13.25%
5 Years	9.98%
10 Years	9.19%
Institutional Shares
Average Annual Return:
1 Year	15.42%
5 Years	11.13%
10 Years	10.18%
Class R Shares
Average Annual Return:
1 Year	14.68%
5 Years	10.42%
10 Years	9.47%